Accrued Expenses (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued loan and swap interest	$ 1,206,238	$ 823,050
Accrued vessel voyage and operating expenses	486,503	348,481
Accrued professional fees	180,120	342,213
Other sundry liabilities and accruals	40,475	39,627
Total	$ 1,913,336	$ 1,553,371